S000051261 [Member] Investment Risks - iShares Core International Aggregate Bond ETF	Oct. 31, 2024
Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.

Risk of Investing in Developed Countries [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Index Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer's or counterparty's financial condition and on the terms of an obligation.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, its adviser, distributor, Index Provider, other service providers, counterparties, or issuers of assets in which the Fund invests may cause disruptions that negatively impact the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. The Fund cannot control the cybersecurity plans and systems of its service providers, counterparties, and other third parties whose activities affect the Fund. In addition, cyber incidents may adversely impact the issuers of securities in which the Fund invests, which may cause such investments to lose value.

Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquid Investments Risk. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce its returns because the Fund may be unable to transact at advantageous times or prices. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, it will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for Fund shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to Fund shares trading at a premium or discount to the Fund’s NAV.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund's income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA and the Sub-Advisers may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.

Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Reliance on Trading Partners Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.

Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the
Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

Privately Issued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security. Difficulty in selling such securities at a desirable time or price may result in a loss to the Fund.

Risk of Investing in China [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China's or the region's security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund's investments. Export growth continues to be a major driver of China's rapid economic growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and investors may have limited legal remedies. The Fund does not select investments based on investor protection considerations.

Risk of Investing in the China Bond Market [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.

Risk of Investing in Saudi Arabia [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.

Commodity Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity Regulatory Risk. The regulatory requirements governing the use of commodity futures, options on commodity futures, certain swaps or certain other investments could change at any time.
Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, war, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Currency Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. In seeking to track the “hedging” component of the Underlying Index, the Fund invests in currency forward contracts (which may include both physically-settled forward contracts and NDFs) designed to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset, and there can be no assurance that the Fund’s hedging transactions will be effective.
Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in a geographic region in which the Fund invests. In addition, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to the non-U.S. dollar component currencies may not be fully hedged at all times. At certain times, the Fund may use an optimized hedging strategy and will hedge a smaller number of non-U.S. dollar component currencies to reduce hedging costs. Because currency forwards are over-the-counter instruments, the Fund is subject to counterparty risk as well as market or liquidity risk with respect to the hedging transactions the Fund enters into.
The effectiveness of the Fund’s currency hedging strategy will in general be affected by the volatility of both the Underlying Index and the volatility of the U.S. dollar relative to the currencies to be hedged, measured on an aggregate basis. Increased volatility in either or both of the Underlying Index and the U.S. dollar relative to the currencies to be hedged will generally reduce the effectiveness of the Fund’s currency hedging strategy. In addition, volatility in one or more of the currencies may offset stability in another currency and reduce the overall effectiveness of the hedges. The effectiveness of the Fund’s currency hedging strategy may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and some or all of the applicable foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy.

Custody Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.

Risk of Investing in Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, social instability, political turmoil or rapid changes in economic conditions than more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Emerging markets often have less reliable securities valuations and greater risk associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations.

Risk of Investing in Russia [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Income from swaps is generally taxable. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the U.S. Internal Revenue Service (“IRS”).
As part of the Fund's currency hedging strategy, the Fund may match foreign currency forward contracts with the non-U.S. dollar denominated securities whose currency risk is intended to be hedged wholly or partially by such contracts. If the Fund were to perform such matching for income tax purposes, this matching would potentially result in the Fund’s deferral for U.S. federal income tax purposes of the realized gains or losses attributable to foreign currency forward contracts until such gains or losses offset the currency-related losses on the matched non-U.S. dollar denominated securities. If the IRS were to disagree with such deferral treatment or the matching methodology used, the Fund's income could become undistributed and incur tax liabilities. The Fund may reevaluate, adjust, begin, or discontinue the matching of such contracts in the future.

Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Treasury Obligations Risk. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of the Fund's treasury obligations to decline.

Sovereign and Quasi Sovereign Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sovereign and Quasi-Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments and by entities affiliated with or backed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.